SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE U. SUBSEQUENT EVENTS

On January 31, 2017, the company announced that the Board of Directors approved a quarterly dividend of $1.40 per common share. The dividend is payable March 10, 2017 to shareholders of record on February 10, 2017.

On January 24, 2017, the company issued $2.75 billion in bonds as follows: $500 million of 3-year floating-rate bonds priced at LIBOR plus 23 basis points, $750 million of 3-year fixed-rate bonds with a 1.9 percent coupon, $1.0 billion of 5-year fixed-rate bonds with a 2.5 percent coupon and $500 million of 10-year fixed-rate bonds with a 3.3 percent coupon.